Background, Organization and Summary of Significant Accounting Policies - Other Income (Deductions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other income (deductions)
Interest income	$ 6,356	$ 6,108	$ 2,787
Equity AFUDC	4,161	3,627	2,296
Total other income (deductions)	10,085	(17,426)	(6,030)
Southwest Gas Corporation
Other income (deductions)
Total other income (deductions)	9,517	(17,240)	(6,388)
Corporate and administrative
Other income (deductions)
Total other income (deductions)	102	52	13
Natural Gas Operations
Other income (deductions)
Interest income	6,356	6,020	2,784
Natural Gas Operations | Operating Segments | Southwest Gas Corporation
Other income (deductions)
Change in COLI policies	17,400	(3,200)	10,300
Interest income	6,356	6,020	2,784
Equity AFUDC	4,161	3,627	2,296
Other components of net periodic benefit cost	(15,059)	(21,059)	(19,424)
Miscellaneous income and (expense)	(3,341)	(2,628)	(2,344)
Total other income (deductions)	9,517	(17,240)	(6,388)
Utility Infrastructure Services
Other income (deductions)
Interest income	0	88	3
Utility Infrastructure Services | Operating Segments | Centuri
Other income (deductions)
Interest income	0	88	3
Foreign transaction gain (loss)	546	(222)	(754)
Equity in earnings of unconsolidated investment – Western	439	531	1,052
Miscellaneous income and (expense)	(519)	(635)	44
Total other income (deductions)	$ 466	$ (238)	$ 345